PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 32,331	$ 30,133
Less: Accumulated depreciation	21,215	19,303
Net property, plant and equipment	11,116	10,830
Plant and other property
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	31,487	29,150
Less: Accumulated depreciation	20,832	18,842
Net property, plant and equipment	10,655	10,308	$ 10,176
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	480	506
Building and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	10,073	9,763
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	16,874	15,012
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	4,060	3,869
Rental machines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	844	984
Less: Accumulated depreciation	383	461
Net property, plant and equipment	$ 462	$ 523